Revenues (Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 45,646	$ 46,830	$ 37,514
Israel [Member]
Revenues	21,965	22,866	17,182
Europe [Member]
Revenues	11,583	13,400	10,119
North America [Member]
Revenues	7,664	5,400	6,623
Rest Of The World [Member]
Revenues	$ 4,434	$ 5,164	$ 3,590